Note 12 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2014	2013
Allocated shares	62,395	55,181
Unreleased shares	48,695	55,909
Total ESOP shares	111,090	111,090

Fair value of unreleased shares (in thousands)	$950	$906

Schedule of Share-based Compensation, Activity [Table Text Block]
	2014		2013
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	26,500	$16.11	8,894	$9.05
Granted	--	--	26,150	16.20
Vested	(5,517)	15.83	(8,544)	9.05
Forfeited	--	--	--	--
Unvested at the end of the year	20,983	$16.18	26,500	$16.11

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2014			2013
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	184,570	$12.59	6.5	107,570	$10.00	4.4
Granted	-	-	-	77,000	16.20	9.4
Exercised	-	-	-	--	--	-
Forfeited	-	-	-	--	--	-
Outstanding at the end of the period	184,570	$12.59	5.7	184,570	$12.59	6.5
Exercisable at the end of the period	122,809	$10.78	3.3	106,665	$10.00	6.5

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected dividend yield	1.23%
Risk-free interest rate	5.00%
Expected life of options (years)	5.0
Expected stock-price volatility	24.66%